FAIR VALUE DISCLOSURES - Summary of Financial Assets and Liabilities Measure at Fair Value on a Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets
Derivatives	$ 12,682	$ 12,559
Investment securities, available for sale	1,349,408	1,039,870
Liabilities
Derivatives	12,687	12,587
Fair Value, Measurements, Recurring
Assets
Derivatives	12,757	12,922
Investment securities, available for sale	1,349,408	1,039,870
Total	1,362,165	1,052,792
Liabilities
Derivatives	12,755	12,725
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 [Member]
Assets
Derivatives	0	0
Investment securities, available for sale	2,969	8,711
Total	2,969	8,711
Liabilities
Derivatives	0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 [Member]
Assets
Derivatives	12,757	12,922
Investment securities, available for sale	1,346,439	1,031,159
Total	1,359,196	1,044,081
Liabilities
Derivatives	12,755	12,725
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 [Member]
Assets
Derivatives	0	0
Investment securities, available for sale	0	0
Total	0	0
Liabilities
Derivatives	$ 0	$ 0